CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating costs	$ 419,553	$ 701,539	$ 3,040,539	$ 1,320,997
Franchise Tax Expense	56,259	194,271	344,271	202,932
Loss from operations	(475,812)	(895,810)	(3,384,810)	(1,523,929)
Other income:
Interest income earned on Trust	628,074	3,075,729	5,751,596	3,989,294
Total other income	628,074	3,075,729	5,751,596	3,989,294
Income before provision for income taxes	152,262	2,179,919	2,366,786	2,465,365
Provision for income taxes	(162,895)	(605,128)	(1,027,644)	(791,758)
Net income (loss)	$ (10,633)	$ 1,574,791	$ 1,339,142	$ 1,673,607
Class A common stock subject to redemption
Other income:
Weighted average shares outstanding, basic (in shares)	4,345,663	23,097,291	10,578,271	28,750,000
Weighted average shares outstanding, diluted (in shares)	4,345,663	23,097,291	10,578,271	28,750,000
Basic net income per common stock	$ 0.00	$ 0.05	$ 0.06	$ 0.04
Diluted net income per common stock	$ 0.00	$ 0.05	$ 0.06	$ 0.04
Non-redeemable Class A common stock
Other income:
Weighted average shares outstanding, basic (in shares)	10,817,000	1,329,500	1,803,670	1,329,500
Weighted average shares outstanding, diluted (in shares)	10,817,000	1,329,500	1,803,670	1,329,500
Basic net income per common stock	$ 0.00	$ 0.05	$ 0.06	$ 0.04
Diluted net income per common stock	$ 0.00	$ 0.05	$ 0.06	$ 0.04
Class B Common Stock
Other income:
Weighted average shares outstanding, basic (in shares)		9,487,500	9,071,610	9,487,500
Weighted average shares outstanding, diluted (in shares)		9,487,500	9,071,610	9,487,500
Basic net income per common stock		$ 0.05	$ 0.06	$ 0.04
Diluted net income per common stock		$ 0.05	$ 0.06	$ 0.04